Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Emerging Markets Fund - Class A | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Emerging Markets Fund - Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Fund - Class A | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Class A | NU Holdings Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Fund - Class A | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Class A | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Class A | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund - Class A | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Class A | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Class A | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Emerging Markets Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Emerging Markets Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Emerging Markets Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Emerging Markets Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Emerging Markets Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Emerging Markets Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Emerging Markets Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Emerging Markets Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Emerging Markets Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Emerging Markets Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Emerging Markets Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Emerging Markets Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund - Class A | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Emerging Markets Fund - Class A | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Class A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Class A | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund - Class C | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Emerging Markets Fund - Class C | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Fund - Class C | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Class C | NU Holdings Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Fund - Class C | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Class C | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Class C | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund - Class C | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Class C | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Class C | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Emerging Markets Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Emerging Markets Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Emerging Markets Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Emerging Markets Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Emerging Markets Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Emerging Markets Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Emerging Markets Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Emerging Markets Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Emerging Markets Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Emerging Markets Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Emerging Markets Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Emerging Markets Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund - Class C | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Emerging Markets Fund - Class C | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Class C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Class C | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Emerging Markets Fund - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Fund - Institutional Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Institutional Class | NU Holdings Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Fund - Institutional Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Institutional Class | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Institutional Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund - Institutional Class | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Institutional Class | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Institutional Class | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Emerging Markets Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Emerging Markets Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Emerging Markets Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Emerging Markets Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Emerging Markets Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Emerging Markets Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Emerging Markets Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Emerging Markets Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Emerging Markets Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Emerging Markets Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Emerging Markets Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Emerging Markets Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund - Institutional Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Emerging Markets Fund - Institutional Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Institutional Class | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund - Institutional 2 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Emerging Markets Fund - Institutional 2 Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Fund - Institutional 2 Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Institutional 2 Class | NU Holdings Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Fund - Institutional 2 Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Institutional 2 Class | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Institutional 2 Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund - Institutional 2 Class | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Institutional 2 Class | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Institutional 2 Class | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Emerging Markets Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Emerging Markets Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Emerging Markets Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Emerging Markets Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Emerging Markets Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Emerging Markets Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Emerging Markets Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Emerging Markets Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Emerging Markets Fund - Institutional 2 Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Emerging Markets Fund - Institutional 2 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Fund - Institutional 2 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Emerging Markets Fund - Institutional 2 Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Emerging Markets Fund - Institutional 2 Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund - Institutional 2 Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Emerging Markets Fund - Institutional 2 Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund - Institutional 2 Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Institutional 2 Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Institutional 2 Class | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund - Institutional 3 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Emerging Markets Fund - Institutional 3 Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Fund - Institutional 3 Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Institutional 3 Class | NU Holdings Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Fund - Institutional 3 Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Institutional 3 Class | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Institutional 3 Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund - Institutional 3 Class | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Institutional 3 Class | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Institutional 3 Class | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Emerging Markets Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Emerging Markets Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Emerging Markets Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Emerging Markets Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Emerging Markets Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Emerging Markets Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Emerging Markets Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Emerging Markets Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Emerging Markets Fund - Institutional 3 Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Emerging Markets Fund - Institutional 3 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Fund - Institutional 3 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Emerging Markets Fund - Institutional 3 Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Emerging Markets Fund - Institutional 3 Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund - Institutional 3 Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Emerging Markets Fund - Institutional 3 Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund - Institutional 3 Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Institutional 3 Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Institutional 3 Class | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund - Class S | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Emerging Markets Fund - Class S | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Emerging Markets Fund - Class S | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Class S | NU Holdings Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Fund - Class S | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Class S | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Class S | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund - Class S | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Class S | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Class S | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Emerging Markets Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Emerging Markets Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Emerging Markets Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Emerging Markets Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Emerging Markets Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Emerging Markets Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Emerging Markets Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Emerging Markets Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Emerging Markets Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Emerging Markets Fund - Class S | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Emerging Markets Fund - Class S | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Fund - Class S | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Emerging Markets Fund - Class S | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Emerging Markets Fund - Class S | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund - Class S | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Emerging Markets Fund - Class S | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund - Class S | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Class S | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund - Class S | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%